NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NATURE OF OPERATIONS
Operating loss	$ (2,200,331)	$ (2,423,104)	$ (12,730,323)	$ (5,882,750)	$ (10,276,602)	$ (4,802,106)
Working capital deficit	(11,670,852)		(11,670,852)		(5,367,985)
Accumulated deficit	$ (138,213,468)		$ (138,213,468)		$ (115,038,758)	$ (82,861,960)